Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jul. 10, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 13,613		$ 12,777	$ 13,715	$ 11,926	$ 11,944	$ 11,331	$ 10,071	$ 10,640	$ 10,365	$ 9,732	$ 9,424
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,429		12,696	13,722	12,019	12,130	11,586	10,385	11,046	10,837	10,251	10,000
Class I
Account Value [Line Items]
Account Value	$ 148,334		139,018	148,811	128,951	128,842	121,898	108,139	113,925	110,652	103,719	100,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 15,035		16,438	16,993	16,056	14,017	12,782	13,633	11,850	11,188	11,532	9,426
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 14,785		16,292	16,976	16,164	14,221	13,068	14,037	12,292	11,701	12,139	10,000
Class I
Account Value [Line Items]
Account Value	$ 163,517		178,389	184,038	173,525	151,127	137,506	146,238	126,718	119,333	122,609	100,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,466		13,699	15,423	11,901	11,799	11,294	9,545	11,059	10,678	11,827	11,191
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 14,186		13,524	15,351	11,930	11,924	11,492	9,793	11,428	11,112	12,409	11,829
Class I
Account Value [Line Items]
Account Value	$ 157,511		148,779	167,130	128,623	127,300	121,461	102,476	118,381	114,004	125,963	118,878
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 8,922	$ 9,425
Class I
Account Value [Line Items]
Account Value	$ 91,157	96,246
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,538		13,069	12,654	13,933	12,181	11,741	10,354	11,883	11,607	9,278	9,423
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 14,304		12,963	12,644	14,018	12,355	12,004	10,666	12,323	12,120	9,772	10,000
Class I
Account Value [Line Items]
Account Value	$ 158,387		142,113	137,275	150,528	131,371	126,280	111,080	127,026	123,805	98,779	100,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,137		11,139	10,953	12,350	10,179	10,466	8,842	9,634	9,308	8,728	9,422
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,941		11,044	10,955	12,425	10,314	10,710	9,108	9,992	9,736	9,195	10,000
Class I
Account Value [Line Items]
Account Value	$ 132,219		121,157	118,759	133,418	109,784	112,718	94,930	103,083	99,265	92,901	100,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 114,318		112,906	106,991	122,992	124,919	116,196	106,880	106,868	103,212	100,550	100,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 114,318		112,906	106,991	122,992	124,919	116,196	106,880	106,868	103,212	100,550	100,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,656		11,512	10,909	12,541	12,737	11,848	10,898	10,897	10,524	10,252	10,196
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,656		11,512	10,909	12,541	12,737	11,848	10,898	10,897	10,524	10,252	10,196
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 116,562		115,123	109,091	125,407	127,371	118,477	108,978	108,966	105,238	102,524	101,963
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,118	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 101,177	$ 100,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254		27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254		27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 342,540		273,988	216,956	264,938	205,849	173,861	132,227	138,290	113,509	101,384	100,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432		11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 114,318		$ 112,906	$ 106,991	$ 122,992	$ 124,919	$ 116,196	$ 106,880	$ 106,868	$ 103,212	$ 100,550	$ 100,000